Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Securities
Amortized Cost	$ 156,694,754	$ 179,668,079
Gross Unrealized Gains	549,328	210,689
Gross Unrealized Losses	12,715,324	20,181,348
Fair Value	144,528,758	159,697,420
Taxable municipal securities
Investment Securities
Amortized Cost	300,000	300,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	34,437	52,255
Fair Value	265,563	247,745
Tax-exempt municipal securities
Investment Securities
Amortized Cost	10,712,772	10,772,633
Gross Unrealized Gains	105,694	79,789
Gross Unrealized Losses	494,815	614,169
Fair Value	10,323,651	10,238,253
Other investment [Member]
Investment Securities
Amortized Cost	496,000	496,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	8,134	22,773
Fair Value	487,866	473,227
U.S. GSE Debt Securities
Investment Securities
Amortized Cost	12,000,000	12,000,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	556,223	1,036,485
Fair Value	11,443,777	10,963,515
U.S. Government securities
Investment Securities
Amortized Cost	11,521,640	27,579,709
Gross Unrealized Gains	0	0
Gross Unrealized Losses	185,660	824,566
Fair Value	11,335,980	26,755,143
Agency mortgage-backed securities (Agency MBS) [Member]
Investment Securities
Amortized Cost	118,162,360	119,522,274
Gross Unrealized Gains	443,634	130,900
Gross Unrealized Losses	11,344,758	17,396,937
Fair Value	107,261,236	102,256,237
ABS and OAS [Member]
Investment Securities
Amortized Cost	1,745,851	2,098,461
Gross Unrealized Gains	0	0
Gross Unrealized Losses	78,970	140,696
Fair Value	1,666,881	1,957,765
CMO [Member]
Investment Securities
Amortized Cost	1,756,131	6,899,002
Gross Unrealized Gains	0	0
Gross Unrealized Losses	12,327	93,467
Fair Value	$ 1,743,804	$ 6,805,535